Note H - Acquisition (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets
Land and improvements	$819,000
Building and improvements	2,460,000
Cash	29,000
Total assets aquired	3,308,000
Liabilities
Accounts payable and accrued expenses	--
Total liabilities assumed	--
Net assets and liabilities aquired	$3,308,000

Business Acquisition, Pro Forma Information [Table Text Block]

Revenues from continuing operations	$324,000
Net loss available to common stockholders (1)	(671,000)
Net loss available to common stockholders per share – basic (1)	(1.43)
Net loss available to common stockholders per share – diluted (1) (2)	(1.43)